Stock-Based Compensation (Details) - Schedule of stock option activity - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stock Incentive Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Beginning balance, Number of Options
Granted, Number of Options	4,347,492
Granted, Weighted Average Exercise Price (in Dollars per share)	$ 5.15
Exercised, Number of Options
Cancelled/forfeited, Number of Options	(84,427)
Cancelled/forfeited, Weighted Average Exercise Price (in Dollars per share)	$ 5.32
Ending balance, Number of Options	4,263,065
Ending balanc, Weighted Average Exercise Price (in Dollars per share)	$ 5.15
Ending balance, Weighted Average Remaining Contractual Life (Years)	9 years 6 months 18 days
Ending balance, Aggregate Intrinsic Value (in Dollars)
Equity Incentive Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Beginning balance, Number of Options	31,962,921
Beginning balance, Weighted Average Exercise Price (in Dollars per share)	$ 2.81
Beginning balance, Weighted Average Remaining Contractual Life (Years)	7 years 9 months 7 days	8 years 9 months
Beginning balance, Aggregate Intrinsic Value (in Dollars)	$ 86,075
Granted, Number of Options
Exercised, Number of Options	(477,001)	(2,757,671)
Exercised, Weighted Average Exercise Price (in Dollars per share)	$ 2.49	$ 2.3
Exercised, Aggregate Intrinsic Value (in Dollars)	$ 950
Cancelled/forfeited, Number of Options	(3,274,099)	(969,240)
Cancelled/forfeited, Weighted Average Exercise Price (in Dollars per share)	$ 2.48	$ 3.65
Ending balance, Number of Options	28,211,821	31,962,921
Ending balanc, Weighted Average Exercise Price (in Dollars per share)	$ 2.8	$ 2.81
Ending balance, Weighted Average Remaining Contractual Life (Years)	7 years 29 days	7 years 9 months 7 days
Ending balance, Aggregate Intrinsic Value (in Dollars)	$ 3,101	$ 86,075
STI Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Beginning balance, Number of Options	9,526,727
Beginning balance, Weighted Average Exercise Price (in Dollars per share)	$ 5.55
Beginning balance, Weighted Average Remaining Contractual Life (Years)	8 years	9 years 3 months 3 days
Beginning balance, Aggregate Intrinsic Value (in Dollars)	$ 13,905
Granted, Number of Options
Exercised, Number of Options	(485,735)	(1,630,925)
Exercised, Weighted Average Exercise Price (in Dollars per share)	$ 2.41	$ 2.54
Exercised, Aggregate Intrinsic Value (in Dollars)	$ 1,678
Cancelled/forfeited, Number of Options	(785,520)	(848,955)
Cancelled/forfeited, Weighted Average Exercise Price (in Dollars per share)	$ 8.05	$ 2.68
Ending balance, Number of Options	8,255,472	9,526,727
Ending balanc, Weighted Average Exercise Price (in Dollars per share)	$ 5.71	$ 5.55
Ending balance, Weighted Average Remaining Contractual Life (Years)	8 years 1 month 20 days	8 years 3 days
Ending balance, Aggregate Intrinsic Value (in Dollars)	$ 432	$ 13,905